SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Accumulated amortization	$ (14,052,875)	$ (12,573,625)	$ (9,615,125)
Gross carrying amount	26,549,000	26,549,000	26,549,000
Carrying value	12,496,125	13,975,375	16,933,875
Intellectual Property [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	3,036,000	3,036,000	3,036,000
Accumulated amortization	(2,884,200)	(2,580,600)	(1,973,400)
Carrying value	$ 151,800	$ 455,400	$ 1,062,600
Estimated remaining useful life	6 months	1 year	2 years
Customer Lists [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	$ 2,239,000	$ 2,239,000	$ 2,239,000
Accumulated amortization	(1,063,525)	(951,575)	(727,675)
Carrying value	$ 1,175,475	$ 1,287,425	$ 1,511,325
Estimated remaining useful life	5 years 6 months	6 years	7 years
License [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount	$ 21,274,000	$ 21,274,000	$ 21,274,000
Accumulated amortization	(10,105,150)	(9,041,450)	(6,914,050)
Carrying value	$ 11,168,850	$ 12,232,550	$ 14,359,950
Estimated remaining useful life	5 years 6 months	6 years	7 years